Accounts Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivables, Net [Abstract]
Uncollectible accounts receivable	$ 42,000
Allowance for expected credit losses	543,912
Accounts receivable	$ 376,725	$ 278